Balance sheets - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Current:
Cash and cash equivalents	$ 91,389	$ 1,543	$ 10,503
Settlement assets	10,384	10,217	8,677
Accounts receivable, net of allowance for doubtful accounts	20,008	16,109	12,309
Deferred contract acquisition costs	1,631	1,673	1,640
Prepaid expenses	5,287	3,340	2,826
Total current assets	128,699	32,882	35,955
Property and equipment, net of accumulated depreciation and amortization	14,364	14,211	13,170
Capitalized Internal-use software, net of accumulated amortization	8,501	7,816	6,715
Deferred contract acquisition costs	1,512	1,521	694
Intangibles assets, net of accumulated amortization	1,258	1,437	0
Goodwill	251	250	0
Other assets	1,324	1,145	602
Total assets	155,909	59,262	57,136
Current:
Settlement obligations	10,384	10,217	8,677
Current portion of long term debt	0	97	1,167
Current portion of capital leases	2,413	1,869	1,662
Accounts payable	5,949	4,160	2,203
Accrued expenses	8,018	5,098	6,388
Dividend payable	0	0
Deferred revenue	5,326	6,488	4,886
Total current liabilities	32,090	27,929	24,983
Long term debt, net of current portion	19,355	27,918	19,453
Capital leases, net of current portion	1,971	2,401	652
Warrant liability	0	5,498	3,440
Total liabilities	53,416	63,746	48,528
Commitments and contingencies
Redeemable preferred stock:
Redeemable preferred stock value	0	206,490	176,291
Stockholders' Equity (Deficit):
Common stock value	359	20	16
Additional paid-in capital	382,951
Accumulated deficit	(280,817)	(210,994)	(167,699)
Total stockholders' equity (deficit)	102,493	(210,974)	(167,683)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)	155,909	59,262	57,136
Senior A Redeemable Preferred Stock [Member]
Redeemable preferred stock:
Redeemable preferred stock value	0	79,311	57,022
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable preferred stock:
Redeemable preferred stock value	0	51,872	43,962
Junior Convertible Preferred Stock [Member]
Redeemable preferred stock:
Redeemable preferred stock value	0	32,746	32,746
Redeemable Preferred Stock [Member]
Redeemable preferred stock:
Redeemable preferred stock value	$ 0	$ 42,561	$ 42,561